Schedule of accrued expenses and other payables (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 37,442	$ 46,497	$ 249
Other payables	70,463	625,415	380
Deposit received	75,399	103,981
Total accrued expenses and other payables	$ 183,304	$ 775,893	$ 629